S000004361 [Member] Expense Example - iShares iBoxx $ Investment Grade Corporate Bond ETF - iShares iBoxx $ Investment Grade Corporate Bond ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179